Cover	Mar. 17, 2023
Cover [Abstract]
Entity Registrant Name	TEGO CYBER INC.
Entity Central Index Key	0001815632
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 17, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-2678167
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-56370
Entity Address Address Line 1	8565 South Eastern Avenue
Entity Address Address Line 2	Suite 150
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89123
City Area Code	855
Local Phone Number	939-0100